Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	As of December 31,
	2025	2024
Trade receivables	$5,285,548	$6,279,680
Provision for expected credit loss on trade receivables	(338,284)	(357,335)
Trade receivables, net	$4,947,264	$5,922,345

Schedule of Provision for Expected Credit Losses on Trade Receivables

The movement in provision for expected credit losses on trade receivables is as follows:

	As of December 31,
	2025	2024
Balance at January 1	$357,335	$149,339
Excepted credit losses allowance recognized during the year	11,639	210,437
Reclassify to held for sale assets	(50,330)	-
Exchange difference	19,640	(2,441)
Balance at December 31	$338,284	$357,335

Schedule of Company’s Trade Receivables

The following tables details the Company’s trade receivables as of:

	Trade receivables - as of December 31, 2025
	<30	31-60	61-90	91 and over	Total
Trade receivables	$4,909,392	$29,910	$1,255	$6,707	$4,947,264
	Trade receivables - as of December 31, 2024
	<30	31-60	61-90	91 and over	Total
Trade receivables	$5,500,821	$371,305	$5,524	$44,695	$5,922,345